Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders
Balance at Dec. 31, 2013	$ 781,426	$ 12,310	$ 606,413	$ 162,703
Distributions declared and paid (distributions of $0.93 in 2014, $0.94 in 2015 and $0.46 in 2016 per common unit, $0.86 in 2014, $0.87 in 2015 and $0.86 in 2016 per preferred unit) (Note 12)	(102,798)	(1,725)	(86,027)	(15,046)
Partnership's net income	44,012	593	29,377	14,042
Issuance of Partnership's units (Note 12)	173,504		173,504
Repurchase from Capital Maritime & Trading Corp. ("CMTC") and cancellation of Partnership's units (Note 12)	(60,000)		(60,000)
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	36,417	728	35,689
Conversion of Partnership's units (Note 12)		3,696	36,591	(40,287)
Balance at Dec. 31, 2014	872,561	15,602	735,547	121,412
Distributions declared and paid (distributions of $0.93 in 2014, $0.94 in 2015 and $0.46 in 2016 per common unit, $0.86 in 2014, $0.87 in 2015 and $0.86 in 2016 per preferred unit) (Note 12)	(122,773)	(2,225)	(109,027)	(11,521)
Partnership's net income	55,410	879	43,197	11,334
Issuance of Partnership's units (Note 12)	132,588		132,588
Equity compensation expense (Note 13)	34		34
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Conversion of Partnership's units (Note 12)		2,742	7,900	(10,642)
Balance at Dec. 31, 2015	937,820	16,998	810,239	110,583
Distributions declared and paid (distributions of $0.93 in 2014, $0.94 in 2015 and $0.46 in 2016 per common unit, $0.86 in 2014, $0.87 in 2015 and $0.86 in 2016 per preferred unit) (Note 12)	(68,193)	(1,131)	(55,884)	(11,178)
Partnership's net income	52,489	818	40,570	11,101
Issuance of Partnership's units (Note 12)	4,567		4,567
Equity compensation expense (Note 13)	1,074		1,074
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Balance at Dec. 31, 2016	$ 927,757	$ 16,685	$ 800,566	$ 110,506